Net Change In Non-Cash Operating Working Capital (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Summary Of Changes In Non Cash Operating Working Capital

	Year ended December 31, 2025	Nine months ended December 31, 2024

Accounts receivable	$29.8	$39.4

Taxes receivable	(128.3)	(61.6)

Taxes payable	(7.4)	9.4

Inventories	294.9	(19.5)

Prepaid expenses and other current assets	10.5	41.5

Accounts payable and accrued liabilities	(124.5)	(15.1)

	$75.1	$(5.9)